Loans - Provision for Credit Losses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for (Recovery of) Credit Losses	$ (155,000)	$ 41,000	$ (190,000)
Provision for loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for (Recovery of) Credit Losses	$ (155,000)	$ 41,000	$ (190,000)